Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net earnings (loss) for the year	$ (2,480)	$ (12,254)	$ 851
Items that may be reclassified subsequently to net earnings
Foreign currency translation adjustment	(4,177)	(6,491)	8,262
Unrealized gains/losses on forward exchange contracts	(795)	(1,476)	1,403
Reclassification of realized gains/losses on forward exchange contracts in net earnings	744	(972)	423
Deferred income tax effect of gains/losses on forward exchange contracts	67	554	(479)
Other comprehensive income (loss)	(4,161)	(8,385)	9,609
Comprehensive income (loss) for the year	(6,641)	(20,639)	10,460
Comprehensive loss for the year attributable to non-controlling interest	0	(352)	0
Comprehensive income (loss) for the year attributable to parent interest	$ (6,641)	$ (20,287)	$ 10,460